Offerings - Offering: 1	May 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	24,864,865
Proposed Maximum Offering Price per Unit	37.00
Maximum Aggregate Offering Price	$ 920,000,005.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 140,852.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in the Registrant's Registration Statement on Form S-3 (File No. 333-272025), which was filed on May 17, 2023. The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The amount registered includes 3,243,243 shares of the Registrant's common stock, par value $0.01 per share ("Common Stock"), that may be purchased by the underwriters pursuant to their option to purchase additional shares of Common Stock.